Earnings/(loss) per share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options to purchase ordinary shares included in the calculation of diluted net income per share			5,435,724
Options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net loss per share	5,517,699	7,851,775